Common Stock - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Outstanding	71,860,702	71,860,702
Common stock vote per share | Vote	1
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period	0	0	135,800
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares			$ 4.98